Financial and Capital Risk Management and Fair Value Measurement - Summary of Contractual Obligations (Detail)	Dec. 31, 2017 GBP (£)
Disclosure Of Contractual Obligations [line items]
Contractual obligations	£ 27,956,581
Novartis notes [member]
Disclosure Of Contractual Obligations [line items]
Contractual obligations	2,326,842
Bank loan [member]
Disclosure Of Contractual Obligations [line items]
Contractual obligations	24,350,678
Operating lease [member]
Disclosure Of Contractual Obligations [line items]
Contractual obligations	1,279,061
Within one year [member]
Disclosure Of Contractual Obligations [line items]
Contractual obligations	4,400,666
Within one year [member] | Novartis notes [member]
Disclosure Of Contractual Obligations [line items]
Contractual obligations	82,600
Within one year [member] | Bank loan [member]
Disclosure Of Contractual Obligations [line items]
Contractual obligations	3,574,208
Within one year [member] | Operating lease [member]
Disclosure Of Contractual Obligations [line items]
Contractual obligations	743,858
After one year but not more than three years [member]
Disclosure Of Contractual Obligations [line items]
Contractual obligations	18,494,295
After one year but not more than three years [member] | Novartis notes [member]
Disclosure Of Contractual Obligations [line items]
Contractual obligations	165,427
After one year but not more than three years [member] | Bank loan [member]
Disclosure Of Contractual Obligations [line items]
Contractual obligations	17,793,665
After one year but not more than three years [member] | Operating lease [member]
Disclosure Of Contractual Obligations [line items]
Contractual obligations	535,203
After one year but not more than five years [member]
Disclosure Of Contractual Obligations [line items]
Contractual obligations	5,061,620
After one year but not more than five years [member] | Novartis notes [member]
Disclosure Of Contractual Obligations [line items]
Contractual obligations	2,078,815
After one year but not more than five years [member] | Bank loan [member]
Disclosure Of Contractual Obligations [line items]
Contractual obligations	£ 2,982,805